UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-02671

DWS Municipal Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2011 Semiannual Report to Shareholders

DWS Short-Term Municipal Bond Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
10 Investment Portfolio
23 Statement of Assets and Liabilities
25 Statement of Operations
26 Statement of Changes in Net Assets
27 Financial Highlights
32 Notes to Financial Statements
40 Summary of Management Fee Evaluation by Independent Fee Consultant
44 Account Management Resources
45 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the fund seeks income that is federally tax-free, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2011
Average Annual Total Returns as of 4/30/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	0.10%	1.48%	2.69%	2.54%	2.82%
Class B	-0.27%	0.74%	1.91%	1.76%	2.05%
Class C	-0.27%	0.74%	1.95%	1.77%	2.04%
Adjusted for the Maximum Sales Charge
Class A (max 2.00% load)	-1.90%	-0.55%	2.00%	2.12%	2.61%
Class B (max 4.00% CDSC)	-4.24%	-2.26%	1.26%	1.58%	2.05%
Class C (max 1.00% CDSC)	-1.27%	0.74%	1.95%	1.77%	2.04%
No Sales Charges
Class S	0.17%	1.64%	2.88%	2.75%	2.98%
Institutional Class	0.22%	1.74%	2.93%	2.79%	3.08%
Barclays Capital 1-Year G.O. Bond Index+	0.48%	1.24%	2.63%	3.36%	2.92%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Average Annual Total Returns as of 3/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	1.28%	2.60%	2.46%	2.76%
Class B	0.54%	1.81%	1.70%	1.99%
Class C	0.63%	1.82%	1.69%	1.98%
Adjusted for the Maximum Sales Charge
Class A (max 2.00% load)	-0.75%	1.91%	2.04%	2.55%
Class B (max 4.00% CDSC)	-2.45%	1.16%	1.52%	1.99%
Class C (max 1.00% CDSC)	0.63%	1.82%	1.69%	1.98%
No Sales Charges
Class S	1.43%	2.79%	2.67%	2.91%
Institutional Class	1.53%	2.83%	2.71%	3.02%
Barclays Capital 1-Year G.O. Bond Index+	1.25%	2.60%	3.36%	2.92%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2011 are 0.86%, 1.68%, 1.65%, 0.78% and 0.60% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. A portion of the fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class A, B and C for the period prior to their inception on February 28, 2003 and for Class S shares for the period prior to its inception on February 28, 2005 are derived from the historical performance of Institutional Class shares of DWS Short-Term Municipal Bond Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Short-Term Municipal Bond Fund — Class A [] Barclays Capital 1-Year G.O. Bond Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.00%. This results in a net initial investment of $9,800.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital 1-Year General Obligation Bond Index is an unmanaged index including bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $75 million, having an amount outstanding of at least $7 million, a maturity of one to two years, backed by the full faith and credit of an issuer with taxing power, and issued after December 31, 1990.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/11	$10.19	$10.19	$10.19	$10.18	$10.19
10/31/10	$10.27	$10.27	$10.27	$10.26	$10.27
Distribution Information: Six Months as of 4/30/11: Income Dividends	$.09	$.05	$.05	$.10	$.10
April Income Dividend	$.0157	$.0094	$.0094	$.0168	$.0177
SEC 30-day Yield as of 4/30/11++	.87%	.15%	.15%	1.04%	1.14%
Tax Equivalent Yield as of 4/30/11++	1.34%	.23%	.23%	1.60%	1.75%
Current Annualized Distribution Rate as of 4/30/11++	1.85%	1.11%	1.11%	1.98%	2.08%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2011, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 0.76%, 0.00% 0.02%, 0.90% and 1.06% for Class A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 1.74%, 0.96%, 0.98%, 1.84% and 2.00%, for Class A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Short Municipal Debt Funds Category as of 4/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	36	of	82	44
3-Year	25	of	65	38
5-Year	42	of	55	75
Class B 1-Year	72	of	82	87
3-Year	53	of	65	81
5-Year	49	of	55	88
Class C 1-Year	72	of	82	87
3-Year	52	of	65	79
5-Year	48	of	55	86
Class S 1-Year	26	of	82	32
3-Year	18	of	65	28
5-Year	36	of	55	65
Institutional Class 1-Year	24	of	82	29
3-Year	16	of	65	25
5-Year	35	of	55	63
10-Year	5	of	33	15

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2010 to April 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,001.00	$997.30	$997.30	$1,001.70	$1,002.20
Expenses Paid per $1,000*	$3.72	$7.43	$7.43	$2.98	$2.48
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,021.08	$1,017.36	$1,017.36	$1,021.82	$1,022.32
Expenses Paid per $1,000*	$3.76	$7.50	$7.50	$3.01	$2.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Short-Term Municipal Bond Fund	.75%	1.50%	1.50%	.60%	.50%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio)	4/30/11	10/31/10

Revenue Bonds	55%	55%
General Obligation Bonds	22%	23%
ETM/Prerefunded Bonds	12%	9%
Lease Obligations	10%	9%
Open End Investment Companies	1%	4%
	100%	100%

Quality	4/30/11	10/31/10

AAA	23%	22%
AA	48%	51%
A	22%	19%
BBB	6%	7%
Not Rated	1%	1%
	100%	100%

Interest Rate Sensitivity	4/30/11	10/31/10

Effective Maturity	2.3 years	2.4 years
Effective Duration	2.1 years	2.2 years

Top Five State Allocations	4/30/11	10/31/10

Texas	11%	10%
Florida	8%	9%
Washington	7%	6%
Ohio	6%	7%
California	6%	6%

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Asset allocation, interest rate sensitivity and state allocations are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2011 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.0%
Alabama 1.4%
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	64,547	65,073
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded, 5.0%, 2/1/2041, INS: FGIC	8,000,000	8,442,800
		8,507,873
Alaska 0.4%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	2,350,000	2,431,122
Arizona 2.5%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,111,920
Series D, 5.5%, 1/1/2019	5,000,000	5,450,400
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011, INS: NATL	75,000	75,356
Arizona, State Department of Administration, Certificates of Participation, Series A, 5.0%, 10/1/2012, INS: AGMC	1,000,000	1,048,980
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded, 5.375%, 10/1/2013	2,625,000	2,681,333
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028, INS: Fannie Mae, Freddie Mac & Ginnie Mae	20,000	20,452
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,703,228
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	260,000	269,838
		15,361,507
California 5.6%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.25%**, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank	1,890,000	1,890,000
California, State Department of Water Resources Power Supply Revenue:
Series M, 5.0%, 5/1/2013	2,205,000	2,388,522
Series G-4, 5.0%, 5/1/2016	2,500,000	2,877,675
California, State General Obligation, 5.25%, 4/1/2022	1,615,000	1,752,000
California, State Revenue Anticipation Notes, Series A-1, 3.0%, 5/25/2011	7,000,000	7,011,690
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,744,020
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012, INS: Fannie Mae, LIQ: Fannie Mae	260,000	268,213
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	250,528
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, LIQ: Fannie Mae	205,000	208,241
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024, INS: Fannie Mae, Ginnie Mae & NATL	10,000	10,095
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 2.0%, 6/30/2011	7,000,000	7,020,160
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	50,000	49,936
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,546,514
Series C, 5.0%, 5/1/2020	2,000,000	2,201,460
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014, INS: NATL	2,475,000	2,492,028
		34,711,082
Colorado 1.9%
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	366,022
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	10,000	10,028
Colorado, Single Family Housing Revenue, Housing & Finance Authority, Class III, Series B-4, AMT, 5.0%, 5/1/2032, INS: NATL	130,000	131,245
Denver, CO, City & County Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	4,820,000	5,275,297
Denver, CO, City & County Certificates of Participation, Wastewater/Rosyn Properties, Series B, 2.0%, 12/1/2011	700,000	706,370
Douglas County, CO, School District No. 1, Douglas & Elbert Counties, Prerefunded, 5.0%, 12/15/2012, INS: NATL	5,320,000	5,475,025
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012, INS: Ginnie Mae	160,000	164,531
		12,128,518
Connecticut 2.0%
Connecticut, State Economic Recovery, Series A, 5.0%, 1/1/2012	6,000,000	6,189,420
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 3.0%, 12/1/2011	6,000,000	6,095,040
		12,284,460
Delaware 0.2%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	955,000	1,019,988
District of Columbia 0.5%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	2,895,000	3,025,275
Florida 8.3%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022, INS: Ginnie Mae	89,000	97,791
Broward County, FL, Airport Systems Revenue, Series E, AMT, 5.25%, 10/1/2012, INS: NATL	6,000,000	6,019,320
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028, INS: Fannie Mae, Freddie Mac & Ginnie Mae	1,335,000	1,433,056
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2011, INS: NATL	9,720,000	9,795,330
Florida, State Board of Public Education, Series C, 5.0%, 6/1/2015	2,675,000	2,816,213
Florida, State Board of Public Education, Capital Outlay:
Series 2008-C, 4.0%, 6/1/2012	3,985,000	4,139,060
Series B, 5.5%, 6/1/2013	3,000,000	3,043,950
Florida, State Department Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	4,490,000	4,664,032
Florida, State Department Environmental Protection Preservation Revenue, Florida Forever, Series A, 5.0%, 7/1/2011, INS: FGIC, NATL	1,250,000	1,259,813
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014, INS: FGIC, NATL	2,135,000	2,284,941
Lee County, FL, Airport Revenue, Series A, AMT, 5.0%, 10/1/2012, INS: AGMC	1,500,000	1,578,210
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series B, 2.0%, 7/1/2012, INS: AGC	1,000,000	1,010,990
Orange County, FL, Sales Tax Revenue, Series A, 5.125%, 1/1/2018, INS: FGIC, NATL	4,000,000	4,209,200
Orlando, FL, Utilities Commission Systems Revenue, Series C, 3.0%, 10/1/2011	880,000	889,812
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,582,925
Tampa, FL, Solid Waste Systems Revenue:
AMT, 3.0%, 10/1/2011	1,000,000	1,005,060
AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,201,200
		52,030,903
Georgia 3.4%
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032, INS: Fannie Mae, LIQ: Fannie Mae	2,575,000	2,641,100
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,129,600
Series A, 5.0%, 2/15/2019	1,500,000	1,577,445
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 0.26%**, 8/1/2040, SPA: Royal Bank of Canada	4,000,000	4,000,000
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	280,000	294,624
Georgia, State General Obligation, Series G, 4.0%, 11/1/2011	5,000,000	5,095,050
Georgia, Municipal Electric Authority, Series A, 5.0%, 1/1/2021	1,580,000	1,696,288
Gwinnett County, GA, Water & Sewer Authority Revenue, Series A, 3.0%, 8/1/2011	1,605,000	1,616,363
Muscogee County, GA, School District, 3.0%, 12/1/2011	1,950,000	1,980,635
		21,031,105
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series B, AMT, 5.0%, 7/1/2012	1,850,000	1,934,471
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2012	4,000,000	4,186,080
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012, INS: Fannie Mae	835,000	847,249
		6,967,800
Idaho 0.2%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	70,000	71,375
Class III, AMT, 5.1%, 7/1/2023	150,000	150,681
Class III, AMT, 5.15%, 7/1/2023	350,000	358,186
Class III, AMT, 5.4%, 7/1/2021	75,000	76,937
Series G-2, AMT, 5.75%, 1/1/2014	5,000	5,105
Series H-2, AMT, 5.85%, 1/1/2014	30,000	30,663
Class III, AMT, 5.95%, 7/1/2019	385,000	399,287
Series E, AMT, 5.95%, 7/1/2020	40,000	40,952
		1,133,186
Illinois 4.4%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,903,914
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	4,849,560
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,056,440
Chicago, IL, Public Building Commission Revenue, Chicago Transit Authority, ETM, 5.0%, 3/1/2012, INS: AMBAC	250,000	259,840
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,709,450
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013, INS: NATL	665,000	665,798
Illinois, Railsplitter Tobacco Settlement Authority, 4.0%, 6/1/2013	2,250,000	2,318,692
Illinois, State Building, Series B, 5.0%, 6/15/2011	955,000	959,918
Lake County, IL, Forest Preserve District, Series A, 0.687%***, 12/15/2020	5,000,000	4,472,100
McLean & Woodford Counties, IL, Community Unit School District No. 5, Prerefunded, 6.375%, 12/1/2016, INS: AGMC	4,820,000	4,993,665
		27,189,377
Indiana 1.9%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,190,980
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,990,446
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, Mandatory Put 5/1/2013 @ 100, 11/1/2027	1,000,000	1,071,750
Indiana, Transportation Finance Authority, Highway Revenue, Series A, Prerefunded, 5.25%, 6/1/2016, INS: AGMC	5,000,000	5,483,200
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012, INS: AGMC	135,000	138,860
		11,875,236
Kansas 0.6%
Kansas, State Department of Transportation Highway Revenue, Series C-3, 0.19%**, 9/1/2023, SPA: JPMorgan Chase Bank	3,000,000	3,000,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III A, 3.0%, 11/15/2011	500,000	505,935
		3,505,935
Kentucky 0.2%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	1,185,000	1,200,820
Louisiana 0.6%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series A, 4.0%, 10/1/2012	1,500,000	1,561,095
Louisiana, Regional Transit Authority, Sales Tax Revenue, 3.0%, 12/1/2012, INS: AGMC	500,000	515,600
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	1,750,000	1,746,482
		3,823,177
Maine 0.1%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018, INS: AGMC	275,000	275,338
Maine, State Housing Authority Mortgage Purchase, Series D-2, AMT, 5.0%, 11/15/2027	540,000	556,627
		831,965
Maryland 2.6%
Maryland, State & Local Facilities Loan, Capital Improvement:
Series A, 5.0%, 3/1/2012	1,000,000	1,039,620
Series A, 5.5%, 8/1/2011	2,670,000	2,705,938
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,330,000	1,365,777
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,865,100
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,219,100
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012, INS: Ginnie Mae	105,000	106,510
Series A, AMT, 5.6%, 12/1/2034, INS: Fannie Mae, Freddie Mac & Ginnie Mae	50,000	50,363
Series A, AMT, 7.0%, 8/1/2033, INS: Fannie Mae, Freddie Mac & Ginnie Mae	50,000	51,824
		16,404,232
Massachusetts 1.1%
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.0%, 7/1/2011, INS: NATL	1,000,000	1,007,580
Massachusetts, State General Obligation, Series A, 0.22%**, 9/1/2016, SPA: JPMorgan Chase Bank	5,755,000	5,755,000
		6,762,580
Michigan 3.8%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Capital Appreciation, Zero Coupon, 7/1/2011	3,150,000	3,134,660
Detroit, MI, Sewer Disposal Revenue, Series D, 0.804%***, 7/1/2032, INS: AGMC	4,095,000	2,824,731
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012, INS: FGIC	65,000	67,215
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	210,000	216,896
Michigan, Municipal Bond Authority Revenue, Clean Water Revolving, 4.0%, 10/1/2011	3,285,000	3,335,622
Michigan, Municipal Bond Authority Revenue, School Loan, Series A, 5.25%, 6/1/2011	4,175,000	4,191,616
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,226,500
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, LOC: Bank One NA	200,000	199,118
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT, 3.0%, 12/1/2012	6,190,000	6,244,101
		23,440,459
Minnesota 0.5%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	395,000	401,462
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, Series B, AMT, 5.0%, 1/1/2012	1,500,000	1,541,985
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	955,000	996,075
		2,939,522
Mississippi 0.8%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	3,992,817
Mississippi, Development Bank Special Obligation, DeSoto County Highway, Series A, 3.0%, 1/1/2012	1,250,000	1,272,050
		5,264,867
Missouri 1.4%
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031, INS: Fannie Mae, Ginnie Mae	70,000	72,295
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, Prerefunded, 5.0%, 2/1/2014	5,000,000	5,177,900
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040, INS: Fannie Mae, Ginnie Mae	1,345,000	1,433,851
Series C, AMT, 5.6%, 9/1/2035, INS: Fannie Mae, Ginnie Mae	1,245,000	1,328,614
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027, INS: Freddie Mac	625,000	675,113
		8,687,773
Nevada 2.1%
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	1,930,000	2,019,378
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013, INS: AGMC	4,700,000	5,102,508
Las Vegas Valley, NV, Water District Improvement, Series A, 5.25%, 6/1/2017, INS: FGIC, NATL	4,585,000	4,856,661
Nevada, Housing Division, Single Family Housing Revenue, Series B-1, 5.25%, 10/1/2017	205,000	206,603
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	30,000	30,237
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	105,000	107,213
Nevada, State Capital Cultural Improvement, Series B, 5.0%, 5/1/2011	1,000,000	1,000,260
		13,322,860
New Jersey 2.1%
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	551,548	553,782
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series W, ETM, 5.0%, 3/1/2012	2,375,000	2,468,480
Series J-4, 5.0%, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,374,750
New Jersey, State Transportation Trust Fund Authority, Series C, ETM, 5.0%, 6/15/2011	5,000,000	5,030,400
		13,427,412
New Mexico 0.6%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.875%, Mandatory Put 10/10/2013 @ 100, 9/1/2024	2,500,000	2,525,125
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	66,800	67,265
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040, INS: Fannie Mae, Freddie Mac & Ginnie Mae	1,070,000	1,162,020
		3,754,410
New York 3.1%
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine:
Series A, 4.0%, 7/1/2011	500,000	502,560
Series A, 5.0%, 7/1/2012	1,000,000	1,043,440
New York, State Local Government Assistance Corp., Series 8V, 0.24%**, 4/1/2019, SPA: JP Morgan Chase Bank	6,000,000	6,000,000
New York, State Tollway Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2012	1,000,000	1,040,760
New York, Tobacco Settlement Financing Corp.:
Series B, 5.0%, 6/1/2011	4,500,000	4,518,450
Series C-1, 5.25%, 6/1/2013	3,615,000	3,626,785
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, 5.0%, 8/1/2018	2,125,000	2,298,783
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	631,753
		19,662,531
North Carolina 2.4%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,680,200
North Carolina, East Carolina University Revenue:
Series A, 4.0%, 10/1/2011	1,120,000	1,137,203
Series A, 4.0%, 10/1/2012	610,000	638,658
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,660,290
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	1,745,000	1,844,849
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,674,000
North Carolina, State Grant Anticipation Revenue, Department of State Treasurer, 5.0%, 3/1/2012	1,545,000	1,604,838
		15,240,038
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 4.0%, 11/1/2011	1,000,000	1,015,460
Ohio 6.3%
Allen Country, OH, Hospital Facilities Revenue, Catholic Healthcare Partners, Series D, 0.27%**, 6/1/2034, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
Bowling Green, OH, Multi-Family Revenue, Village Apartments, Series A, 4.75%, 9/20/2011, INS: Ginnie Mae	20,000	20,214
Columbus, OH, General Obligation, Series A, 5.0%, 6/15/2011	1,710,000	1,720,294
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020, INS: Ginnie Mae	40,000	40,166
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, Mandatory Put 11/10/2011 @ 100, 10/1/2041	1,135,000	1,157,189
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	5,340,379
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,250,100
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	5,773,300
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,751,950
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	3,000,000	3,249,870
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039, INS: Fannie Mae, Freddie Mac & Ginnie Mae	1,045,000	1,120,658
Ohio, State Water Development Authority Revenue, Fresh Water Development:
5.375%, 12/1/2016	125,000	130,548
Prerefunded, 5.375%, 12/1/2016	1,925,000	2,030,047
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 2.3%, Mandatory Put 6/1/2011 @ 100, 6/1/2013	2,000,000	2,000,820
		39,585,535
Oklahoma 0.0%
Bryan County, OK, Economic Development Authority Revenue, Single Family Mortgage, Series A, 8.6%, 7/1/2010*	18,884	254
Oregon 1.0%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management, Inc. Project, 1.7%, Mandatory Put 9/1/2011 @ 100, 10/1/2018	1,000,000	1,000,650
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	625,000	652,950
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	4,480,000	4,716,051
		6,369,651
Pennsylvania 4.1%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 3.0%, 5/15/2011	1,115,000	1,116,349
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015, INS: NATL	1,530,000	1,533,442
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	895,000	897,721
Pennsylvania, State General Obligation:
Series A, 5.0%, 2/15/2012	5,000,000	5,186,000
5.0%, 7/1/2013	7,500,000	8,196,525
Pennsylvania, State Industrial Development Authority Revenue, Economic Development, 5.5%, 7/1/2018, INS: AMBAC	4,650,000	4,831,722
Philadelphia, PA, Airport Revenue, Series C, AMT, 4.0%, 6/15/2012	2,780,000	2,851,891
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	120,000	120,954
Series C, 4.7%, 7/1/2013	110,000	110,875
Series E, 4.7%, 7/1/2013	135,000	136,073
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	445,000	450,589
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, LOC: PNC Bank NA	175,000	175,508
		25,607,649
Puerto Rico 3.3%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018, INS: AMBAC	5,000,000	5,228,950
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.0%, 7/1/2011	930,000	936,250
Series A, 5.25%, 7/1/2012, INS: FGIC	3,790,000	3,928,107
Series A, 5.5%, 7/1/2012, INS: FGIC	2,000,000	2,078,640
Puerto Rico, Electric Power Authority Revenue, Series WW, 5.5%, 7/1/2021	1,495,000	1,574,444
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.0%, Mandatory Put 8/1/2011 @ 100, 8/1/2039	7,000,000	7,085,330
		20,831,721
South Carolina 0.8%
Beaufort-Jasper, SC, Water & Sewer Authority, Waterworks & Sewer Systems Revenue, Series B, 4.0%, 3/1/2012	745,000	767,618
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	522,640
South Carolina, State Public Service Authority Revenue, Series D, 5.25%, 1/1/2014, INS: AGMC	3,500,000	3,749,060
		5,039,318
South Dakota 0.1%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013, INS: AMBAC	470,000	474,188
Tennessee 1.0%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,387,266
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series B, 4.0%, 7/1/2013, INS: AGMC	2,000,000	2,120,840
Rutherford County, TN, Capital Outlay Notes, 4.0%, 4/1/2012	1,000,000	1,032,020
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	1,620,000	1,696,189
		6,236,315
Texas 11.0%
Dallas, TX, General Obligation, Series A, 5.0%, 2/15/2012	1,700,000	1,763,206
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,543,210
5.0%, 10/1/2021	2,000,000	2,334,720
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,925,710
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	705,363
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, Mandatory Put 5/15/2011 @ 100, 5/15/2034, INS: AMBAC	1,630,000	1,633,358
Lubbock, TX, Electric Light & Power Systems Revenue, 4.0%, 4/15/2012	1,000,000	1,032,240
North Texas, Tollway Authority Revenue:
Series E-2, 5.25%, Mandatory Put 1/1/2012 @ 100, 1/1/2038	5,000,000	5,138,700
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	2,000,000	2,146,480
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,339,800
Spring Branch, TX, Independent School District, 5.0%, 2/1/2012	5,440,000	5,635,350
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,577,034
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.0%, 11/1/2016	4,000,000	4,472,280
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	4,008,655
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012, INS: Ginnie Mae	40,000	41,381
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.907%***, 9/15/2017	6,075,000	5,831,878
Texas, State Public Finance Authority Revenue, Unemployment Compensation:
Series A, 5.0%, 7/1/2012	5,000,000	5,269,600
Series A, 5.0%, 1/1/2013	825,000	885,662
Texas, State Water Financial Assistance, Series E, 4.0%, 8/1/2011	500,000	504,800
Texas, Trinity River Authority, Regional Wastewater Systems Revenue, 5.0%, 8/1/2014	4,805,000	5,377,660
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,802,864
5.0%, 12/15/2017	1,270,000	1,435,202
Wichita Falls, TX, Water & Sewer Revenue, Prerefunded, 5.375%, 8/1/2024, INS: AMBAC	3,000,000	3,039,360
		68,444,513
Utah 1.4%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	230,000	242,112
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,392,350
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.2%, 7/1/2011	5,000	5,011
Series A-2, Class II, AMT, 5.4%, 7/1/2016	40,000	40,046
Series C, Class III, AMT, 6.25%, 7/1/2014	20,000	20,420
Utah, Jordan School District, School Bond Guaranty Program, 4.0%, 6/15/2011	1,155,000	1,160,579
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	500,000	503,590
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	965,000	978,375
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	385,000	385,142
		8,727,625
Vermont 0.1%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034, INS: AGMC	410,000	413,456
Virgin Islands 0.4%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2011	1,645,000	1,667,898
Virgin Islands, Water & Power Authority, Electric Systems Revenue, Series A, 4.0%, 7/1/2011	1,000,000	1,005,130
		2,673,028
Virginia 4.2%
Hampton, VA, Public Improvement, Series A, 4.0%, 1/15/2012	500,000	513,350
King George County, VA, Industrial Development Authority, Solid Waste Disposal Facility Revenue, Waste Management, Inc., Series A, AMT, 3.5%, Mandatory Put 5/1/2013 @ 100, 6/1/2023, GTY: Waste Management, Inc.	2,500,000	2,547,375
Norfolk, VA, Capital Improvement, Series A, 5.0%, 3/1/2012	7,000,000	7,277,550
Virginia, College Building Authority, Educational Facilities Revenue, Public Higher Education Financing Program:
Series B, 3.0%, 9/1/2011	6,885,000	6,949,375
Series A, 5.0%, 9/1/2011	2,555,000	2,596,187
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program, Series B, 5.0%, 11/1/2016	1,300,000	1,523,145
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017, INS: AGMC	4,320,000	4,688,409
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,471
		26,371,862
Washington 6.7%
King County, WA, Limited Tax, Series D, 4.0%, 12/1/2011	1,535,000	1,568,647
King County, WA, School District No. 410, Snoqualmie Valley:
Series A, 5.0%, 12/1/2015, INS: AGMC	1,820,000	1,985,402
Series A, Prerefunded, 5.0%, 12/1/2015, INS: AGMC	4,360,000	4,839,556
Pierce County, WA, Peninsula School District No. 401, 5.0%, 12/1/2015, INS: AGMC	5,000,000	5,417,400
Port Seattle, WA, Passenger Facility Charge Revenue, Series B, AMT, 5.0%, 12/1/2012	1,000,000	1,059,080
Seattle, WA, Port Revenue, Series B, AMT, 5.625%, 4/1/2016, INS: NATL	1,805,000	1,835,487
Washington, Energy Northwest Electric Revenue, Columbia Generating Station:
Series A, 5.0%, 7/1/2013, INS: AGMC	1,000,000	1,018,190
Series A, 5.5%, 7/1/2017, INS: AGMC	10,000,000	10,190,500
Series A, 5.75%, 7/1/2018, INS: NATL	3,500,000	3,686,655
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,853,885
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, 1.75%, Mandatory Put 9/1/2011 @ 100, 6/1/2020	6,500,000	6,503,510
		41,958,312
Wisconsin 1.6%
Milwaukee County, WI, Airport Revenue, Series B, AMT, 5.0%, 12/1/2012	485,000	512,708
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.22%**, 4/1/2032, LOC: US Bank NA	4,870,000	4,870,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	1,300,000	1,348,945
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,174,520
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,116,860
		10,023,033
Total Municipal Bonds and Notes (Cost $603,383,260)		611,737,933

	Shares	Value ($)

Open-End Investment Company 0.7%
BlackRock MuniFund, 0.23%**** (Cost $4,258,541)	4,258,541	4,258,541

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $607,641,801)+	98.7	615,996,474
Other Assets and Liabilities, Net	1.3	8,228,027
Net Assets	100.0	624,224,501

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Bryan County, OK, Economic Development Authority Revenue, Single Family Mortgage, Series A*	8.60%	7/1/2010	18,884	18,884	254

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2011.

*** These securities are shown at their current rate as of April 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**** Current yield; not a coupon rate.

+ The cost for federal income tax purposes was $607,641,801. At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $8,354,673. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,576,332 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,221,659.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

LIQ: Liquidity

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds and Notes (a)	$—	$611,737,933	$—	$611,737,933
Open-End Investment Company	4,258,541	—	—	4,258,541
Total	$4,258,451	$611,737,933	$—	$615,996,474

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2011 (Unaudited)
Assets
Investments in securities, at value (cost $607,641,801)	$615,996,474
Receivable for investments sold	4,325,040
Receivable for Fund shares sold	817,307
Interest receivable	7,894,031
Due from Advisor	6,831
Other assets	80,603
Total assets	629,120,286
Liabilities
Payable for investments purchased	1,696,288
Payable for Fund shares redeemed	2,311,743
Distributions payable	164,724
Accrued management fee	187,697
Accrued expenses	535,333
Total liabilities	4,895,785
Net assets, at value	$624,224,501
Net Assets Consist of
Accumulated distributions in excess of net investment income	(99,751)
Net unrealized appreciation (depreciation) on investments	8,354,673
Accumulated net realized gain (loss)	(17,470,619)
Paid-in capital	633,440,198
Net assets, at value	$624,224,501

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of April 30, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($349,603,827 ÷ 34,302,768 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$10.19
Maximum offering price per share (100 ÷ 98.00 of $10.19)	$10.40
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($819,632 ÷ 80,445 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$10.19
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($54,347,827 ÷ 5,334,350 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$10.19
Class S Net Asset Value, offering and redemption price per share ($167,751,800 ÷ 16,478,534 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$10.18
Institutional Class Net Asset Value, offering and redemption price per share ($51,701,415 ÷ 5,072,518 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$10.19

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2011 (Unaudited)
Investment Income
Income: Interest	$8,585,816
Expenses: Management fee	1,348,381
Administration fee	340,569
Services to shareholders	327,248
Custodian fee	12,215
Distribution and service fees	765,390
Professional fees	49,548
Trustees' fees and expenses	12,024
Reports to shareholders	29,780
Registration fees	57,991
Other	37,257
Total expenses before expense reductions	2,980,403
Expense reductions	(409,834)
Total expenses after expense reductions	2,570,569
Net investment income	6,015,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	60,436
Change in net unrealized appreciation (depreciation) on investments	(6,309,486)
Net gain (loss)	(6,249,050)
Net increase (decrease) in net assets resulting from operations	$(233,803)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations: Net investment income	$6,015,247	$11,661,265
Net realized gain (loss)	60,436	(1,049,017)
Change in net unrealized appreciation (depreciation)	(6,309,486)	9,688,818
Net increase (decrease) in net assets resulting from operations	(233,803)	20,301,066
Distributions to shareholders from: Net investment income: Class A	(3,394,114)	(6,243,349)
Class B	(4,335)	(12,487)
Class C	(300,963)	(568,163)
Class S	(1,703,451)	(3,290,009)
Institutional Class	(612,255)	(1,508,798)
Total distributions	(6,015,118)	(11,622,806)
Fund share transactions: Proceeds from shares sold	106,581,240	409,543,109
Reinvestment of distributions	4,184,587	7,568,541
Payments for shares redeemed	(223,310,404)	(238,859,963)
Net increase (decrease) in net assets from Fund share transactions	(112,544,577)	178,251,687
Increase (decrease) in net assets	(118,793,498)	186,929,947
Net assets at beginning of period	743,017,999	556,088,052
Net assets at end of period (including accumulated distributions in excess of net investment income of $99,751 and $99,880, respectively)	$624,224,501	$743,017,999

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended October 31,	2011	a	2010		2009		2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.27		$10.14		$9.77		$10.25		$10.30	$10.28
Income (loss) from investment operations: Net investment incomeb	.09		.17		.28		.33		.33	.31
Net realized and unrealized gain (loss)	(.08)		.13		.37		(.48)		(.04)	.01
Total from investment operations	.01		.30		.65		(.15)		.29	.32
Less distributions from: Net investment income	(.09)		(.17)		(.28)		(.33)		(.34)	(.30)
Net asset value, end of period	$10.19		$10.27		$10.14		$9.77		$10.25	$10.30
Total Return (%)c	.10	d**	3.03	d	6.72	d	(1.53	)d	2.81	3.20	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	350		424		273		108		63	82
Ratio of expenses before expense reductions (%)	.85	*	.85		.87		.88		.88	.86
Ratio of expenses after expense reductions (%)	.75	*	.82		.84		.85		.88	.81
Ratio of net investment income (%)	1.77	*	1.70		2.71		3.23		3.25	2.97
Portfolio turnover rate (%)	6	**	24		30		33		39	46
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.27		$10.14	$9.77	$10.25	$10.30	$10.28
Income (loss) from investment operations: Net investment incomeb	.05		.10	.20	.25	.26	.23
Net realized and unrealized gain (loss)	(.08)		.13	.37	(.48)	(.05)	.01
Total from investment operations	(.03)		.23	.57	(.23)	.21	.24
Less distributions from: Net investment income	(.05)		(.10)	(.20)	(.25)	(.26)	(.22)
Net asset value, end of period	$10.19		$10.27	$10.14	$9.77	$10.25	$10.30
Total Return (%)c,d	(.27	)**	2.26	5.88	(2.29)	2.07	2.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	3	3	4
Ratio of expenses before expense reductions (%)	1.70	*	1.67	1.76	1.69	1.69	1.59
Ratio of expenses after expense reductions (%)	1.50	*	1.58	1.59	1.60	1.60	1.56
Ratio of net investment income (%)	1.02	*	.94	1.96	2.48	2.53	2.22
Portfolio turnover rate (%)	6	**	24	30	33	39	46
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class C Years Ended October 31,	2011	a	2010		2009		2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.27		$10.13		$9.76		$10.25		$10.29	$10.27
Income (loss) from investment operations: Net investment incomeb	.05		.10		.20		.25		.25	.23
Net realized and unrealized gain (loss)	(.08)		.14		.37		(.49)		(.04)	.01
Total from investment operations	(.03)		.24		.57		(.24)		.21	.24
Less distributions from: Net investment income	(.05)		(.10)		(.20)		(.25)		(.25)	(.22)
Net asset value, end of period	$10.19		$10.27		$10.13		$9.76		$10.25	$10.29
Total Return (%)c	(.27	)d**	2.35	d	5.90	d	(2.40	)d	2.11	2.40	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54		64		49		25		29	37
Ratio of expenses before expense reductions (%)	1.64	*	1.64		1.66		1.66		1.65	1.61
Ratio of expenses after expense reductions (%)	1.50	*	1.57		1.59		1.60		1.65	1.56
Ratio of net investment income (%)	1.02	*	.95		1.96		2.48		2.47	2.22
Portfolio turnover rate (%)	6	**	24		30		33		39	46
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.26		$10.13	$9.76	$10.24	$10.29	$10.27
Income (loss) from investment operations: Net investment incomeb	.10		.19	.30	.35	.36	.33
Net realized and unrealized gain (loss)	(.08)		.13	.37	(.48)	(.05)	.01
Total from investment operations	.02		.32	.67	(.13)	.31	.34
Less distributions from: Net investment income	(.10)		(.19)	(.30)	(.35)	(.36)	(.32)
Net asset value, end of period	$10.18		$10.26	$10.13	$9.76	$10.24	$10.29
Total Return (%)c	.17	**	3.17	6.96	(1.32)	3.09	3.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	168		182	165	141	260	303
Ratio of expenses before expense reductions (%)	.76	*	.77	.74	.89	.80	.73
Ratio of expenses after expense reductions (%)	.60	*	.67	.57	.60	.60	.67
Ratio of net investment income (%)	1.92	*	1.85	2.98	3.48	3.53	3.11
Portfolio turnover rate (%)	6	**	24	30	33	39	46
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Institutional Class Years Ended October 31,	2011	a	2010		2009		2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.27		$10.14		$9.77		$10.25		$10.30	$10.28
Income (loss) from investment operations: Net investment incomeb	.10		.20		.30		.35		.36	.33
Net realized and unrealized gain (loss)	(.08)		.13		.37		(.48)		(.04)	.02
Total from investment operations	.02		.33		.67		(.13)		.32	.35
Less distributions from: Net investment income	(.10)		(.20)		(.30)		(.35)		(.37)	(.33)
Net asset value, end of period	$10.19		$10.27		$10.14		$9.77		$10.25	$10.30
Total Return (%)	.22	c**	3.28	c	6.94	c	(1.31	)c	3.11	3.47	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		72		66		75		94	107
Ratio of expenses before expense reductions (%)	.59	*	.59		.60		.60		.58	.60
Ratio of expenses after expense reductions (%)	.50	*	.57		.58		.60		.58	.55
Ratio of net investment income (%)	2.02	*	1.95		2.97		3.48		3.54	3.23
Portfolio turnover rate (%)	6	**	24		30		33		39	46
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Short-Term Municipal Bond Fund (the "Fund") is a diversified series of DWS Municipal Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund is the successor to DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds (the "Predecessor Fund"). On February 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to DWS Municipal Trust, while retaining the same fund name. The transaction had no material effect on an investment in the Fund. All financial and other information contained herein for periods prior to February 1, 2011, is that of the Predecessor Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At October 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $17,531,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2011 ($2,026,000), October 31, 2012 ($1,898,000), October 31, 2013 ($711,000), October 31, 2015 ($631,000), October 31, 2016 ($5,651,000), October 31, 2017 ($5,603,000) and October 31, 2018 ($1,011,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $39,106,712 and $110,731,505, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

Accordingly, for the six months ended April 30, 2011, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $192,646, and the amount charged aggregated $1,155,735, which was equivalent to an annual effective rate of 0.34% of the Fund's average daily managed assets.

For the period from November 1, 2010 through January 31, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class follows:
Class A	.75%
Class B	1.50%
Class C	1.50%
Class S	.60%
Institutional Class	.50%

The Board of Trustees, including the Independent Trustees, approved the Fund's Investment Management Agreement in November 2010. The Fund's Investment Management Agreement is identical to the Predecessor Fund's Investment Management Agreement and, as a result, in approving the Fund's Investment Management Agreement, the Board relied on its considerations for approving the renewal of the Predecessor Fund's Investment Management Agreement in September 2010. A discussion regarding the basis for the Board's approval of the Predecessor Fund's Investment Management Agreement is contained in the annual report for the period ended October 31, 2010.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2011, the Administration Fee was $340,569, of which $51,902 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived
Class A	$14,111	$14,111
Class B	382	382
Class C	6,517	6,517
Class S	50,980	50,980
Institutional Class	2,666	2,666
	$74,656	$74,656

In addition, for the six months ended April 30, 2011, the Advisor reimbursed the Fund $41,886 and $6,614 of non-affiliated sub-recordkeeping expenses for Class S and Institutional Class shares, respectively.

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2011
Class B	$3,176	$555
Class C	220,877	34,659
	$224,053	$35,214

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2011	Annualized Effective Rate
Class A	$466,655	$76,124	$154,204	.21%
Class B	1,056	218	429	.20%
Class C	73,626	17,690	25,718	.19%
	$541,337	$94,032	$180,351

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2011, aggregated $9,452.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the six months ended April 30, 2011, the CDSC for Class B and C shares was $8,270 and $4,698, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2011, DIDI received $51,004 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $13,133, of which $5,339 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,989,991	$50,737,909	25,183,685	$257,440,427
Class B	9,396	95,483	30,868	314,493
Class C	518,409	5,278,320	2,567,884	26,234,397
Class S	4,478,533	45,516,144	8,235,167	84,070,282
Institutional Class	486,827	4,953,384	4,060,616	41,483,510
		$106,581,240		$409,543,109
Shares issued to shareholders in reinvestment of distributions
Class A	263,881	$2,682,301	434,546	$4,448,955
Class B	362	3,677	1,017	10,398
Class C	20,146	204,711	34,999	358,100
Class S	90,325	917,087	168,302	1,720,718
Institutional Class	37,052	376,811	100,692	1,030,370
		$4,184,587		$7,568,541
Shares redeemed
Class A	(12,202,634)	$(124,041,826)	(11,341,215)	$(116,026,214)
Class B	(22,021)	(224,572)	(86,778)	(886,666)
Class C	(1,437,385)	(14,596,338)	(1,252,977)	(12,834,195)
Class S	(5,839,808)	(59,309,216)	(6,988,580)	(71,381,361)
Institutional Class	(2,468,168)	(25,138,452)	(3,682,884)	(37,731,527)
		$(223,310,404)		$(238,859,963)
Net increase (decrease)
Class A	(6,948,762)	$(70,621,616)	14,277,016	$145,863,168
Class B	(12,263)	(125,412)	(54,893)	(561,775)
Class C	(898,830)	(9,113,307)	1,349,906	13,758,302
Class S	(1,270,950)	(12,875,985)	1,414,889	14,409,639
Institutional Class	(1,944,289)	(19,808,257)	478,424	4,782,353
		$(112,544,577)		$178,251,687

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMBX	SRMCX	SRMSX	MGSMX
CUSIP Number	23337W 840	23337W 832	23337W 824	23337W 816	23337W 790
Fund Number	436	636	736	2336	536

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 28, 2011